Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Activity In The Allowance For Loan Losses By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 13,141				$ 14,758	$ 13,141	$ 14,758
Charge-offs									(3,515)	(4,624)
Recoveries									375	657
Net charge-offs									(3,140)	(3,967)
Provision for loan losses charged to expense	850	550	550	600	800	600	300	650	2,550	2,350
Ending Balance	12,551				13,141				12,551	13,141
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				2,587				3,378	2,587	3,378
Charge-offs									(1,053)	(1,076)
Recoveries									140	250
Net charge-offs									(913)	(826)
Provision for loan losses charged to expense									209	35
Ending Balance	1,883				2,587				1,883	2,587
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				957				1,312	957	1,312
Charge-offs									(92)	(1,193)
Recoveries										182
Net charge-offs									(92)	(1,011)
Provision for loan losses charged to expense									472	656
Ending Balance	1,337				957				1,337	957
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				6,840				7,091	6,840	7,091
Charge-offs									(1,037)	(1,392)
Recoveries									166	204
Net charge-offs									(871)	(1,188)
Provision for loan losses charged to expense									301	937
Ending Balance	6,270				6,840				6,270	6,840
Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				2,132				1,769	2,132	1,769
Charge-offs									(740)	(375)
Recoveries									60	17
Net charge-offs									(680)	(358)
Provision for loan losses charged to expense									837	721
Ending Balance	2,289				2,132				2,289	2,132
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				573				524	573	524
Charge-offs									(593)	(588)
Recoveries									9	4
Net charge-offs									(584)	(584)
Provision for loan losses charged to expense									678	633
Ending Balance	667				573				667	573
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				52				684	52	684
Provision for loan losses charged to expense									53	(632)
Ending Balance	$ 105				$ 52				$ 105	$ 52